Share capital and other reserves	12 Months Ended
Dec. 31, 2022
Share capital and other reserves [Abstrcat]
Share capital and other reserves

Note 15 — Share capital and other reserves

The authorized share capital of the Company consists of 350,000,001 shares, consisting of (i) 300,000,000 shares of ordinary shares, with a nominal value of US$0.005 per share, of which 50,000,000 shares are designated Class A Ordinary Shares, nominal value US$0.005 per share, and 250,000,000 shares are designated Class B Ordinary Shares, nominal value US$0.005 per share, and (ii) 50,000,000 shares of preferred shares, with a nominal value of US$0.005 per share and (iii) one ordinary share with a nominal value of EUR1.00. Class A Ordinary Shares are entitled to ten votes per share on proposals requiring or requesting shareholder approval, and Class B Ordinary Shares are entitled to one vote on any such matter.

The sole subscriber to the incorporation constitution of Brera Holdings Limited was Goodbody Subscriber One Limited who subscribed for one (1) ordinary share for EUR1.00 on June 30, 2022 but no cash has been received. On July 11, 2022, the one ordinary share was transferred to Daniel Joseph McClory, and on July 14, 2022, the ordinary share was surrendered to the Company and cancelled in accordance with Irish law. On July 13, 2022, an amended constitution was adopted by Brera Holdings Limited reflecting an authorized share capital of EUR1.00 and US$1,750,000 divided into 50,000,000 Class A Ordinary Shares, nominal value US$0.005 per share, 250,000,000 Class B Ordinary Shares, nominal value US$0.005 per share, 50,000,000 preferred shares, nominal value US$0.005 per share, and one ordinary share with a nominal value of EUR1.00. On July 14, 2022, the Company issued 8,100,000 Class A Ordinary Shares and 100,000 Class B Ordinary Shares.

As part of the Reorganization, 100% of Brera Milano shares were acquired by the Company in exchange for the payment of EUR25,000 to Brera Milano shareholders (the “Acquisition”). The Company also agreed to contribute EUR253,821 to Brera Milano upon the final completion of the formal obligations under their agreement at the Milan Register of Companies, in order to restore Brera Milano’s share capital due to a EUR253,821 liability indicated by its financial statements.

The Acquisition was accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with the guidance in paragraphs B19–B27 of IFRS 3 for reverse acquisitions. Brera Milano was determined to be the accounting acquirer based upon the terms of the Acquisition and other factors including: (i) former Brera Milano shareholders owning approximately 35% of the combined company (on a fully diluted basis) immediately following the closing of the Acquisition and are the largest shareholders’ party of the Company, (ii) former Brera Milano shareholder, Alessandro Aleotti, being appointed as the Chief Strategy Officer and a director of the Company, and (iii) former Brera Milano shareholder, Sergio Carlo Scalpelli, being appointed as the Chief Executive Officer and a director of the Company; (iv) shareholders of the Company other than the former Brera Milano shareholders continuing as passive investors; and (v) the combined company continuing the football related business with Brera Milano shareholders being the major subject matter experts of this industry in the Company and having the power to direct the development and operations of the combined company after the Acquisition.

As of December 31, 2022, the Company, which was established as a non-operational shell corporation on June 30, 2022, has undergone a transformation following a reverse acquisition completed on July 29, 2022. Prior to this acquisition, the Company had issued shares to existing shareholders as a shell corporation, and it was not qualified as a business under the definition of IFRS 3. With reference to IFRS 3 Appendix B, this would not constitute as a business combination since there is no substantive change in the reporting entity or its assets and liabilities. Consequently, the consolidated financial statements of the Company as of December 31, 2021, represented a continuation of the financial statements of Brera Milano and the assets and liabilities are presented at their historical carrying values. As of December 31, 2022, the Company’s consolidated financial statements are prepared in accordance to IFRS 10 and represented the aggregated financial results of all entities within the Group.

On July 22, 2022, September 19, 2022, October 7, 2022, October 26, 2022, and November 4, 2022, we conducted private placements of Class B Ordinary Shares and entered into certain subscription agreements with a number of (i) accredited investors as defined in Section 2(a)(15) of the Securities Act, and Rule 501 promulgated thereunder, in reliance upon the exemption contained in Section 4(a)(2) of the Securities Act, and Rule 506(b) of Regulation D promulgated thereunder, and applicable state securities laws or (ii) non-U.S. persons made in compliance with the provisions of Regulation S promulgated under the Securities Act. Pursuant to the agreements, we issued 1,505,000 Class B Ordinary Shares at $1.00 per share for a total of US$1,505,000. The shares are subject to certain lockup provisions until 180 days after the commencement of trading of our Class B Ordinary Shares, subject to certain exceptions. Boustead acted as placement agent in this private placement. Pursuant to our engagement letter agreement with Boustead, in addition to payments of a success fee of US$105,350, or 7% of the total purchase price of the shares sold in the private placement, and a non-accountable expense allowance of US$15,050, or 1% of the total purchase price of the shares sold in the private placement, we agreed to issue Boustead a five-year warrant to purchase up to 105,350 Class B Ordinary Shares, exercisable on a cashless basis, with an exercise price of US$1.00 per share, subject to adjustment.

On September 21, 2022, Daniel Joseph McClory, our Executive Chairman and director, surrendered his 2,500,000 Class A Ordinary Shares and we issued 2,250,000 Class A Ordinary Shares to Pinehurst Partners LLC, whose sole beneficial owner is Daniel Joseph McClory, 200,000 Class B Ordinary Shares to Lucia Giovannetti, and 50,000 Class B Ordinary Shares to Christopher Paul Gardner, our director, for US$11,250, US$1,000 and US$250, respectively.

On October 5, 2022, Marco Sala surrendered 250,000 of his Class A Ordinary Shares, Daniel Joseph McClory surrendered 250,000 of his Class B Ordinary Shares and we issued 50,000 Class A Ordinary Shares to each of Daniel Joseph McClory and Alessandro Aleotti, our Chief Strategy Officer and director, and 50,000 Class B Ordinary Shares to each of Alberto Libanori, our director, Pietro Bersani, our director, Goran Pandev, our director, and Sergio Carlo Scalpelli, our Chief Executive Officer and director, for aggregate purchase prices of $250 each, and 250,000 Class B Ordinary Shares to Grant McClory, Daniel Joseph McClory’s adult son, for US$1,250.

On November 11, 2022, we issued 100,000 Class B Ordinary Shares to Christopher Paul Gardner, our director, and 50,000 Class B Ordinary Shares to Sergio Carlo Scalpelli, our Chief Executive Officer and director, for US$500 and US$250, respectively.